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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



 Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                 -------------------------------



 Check here if Amendment |_|; Amendment Number:
                                                     -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Palmyra Capital Advisors, LLC
            -------------------------------------------------
 Address:   11111 Santa Monica Blvd.
            -------------------------------------------------
            Suite 1100
            -------------------------------------------------
            Los Angeles, CA  90025
            -------------------------------------------------

 Form 13F File Number:  28 -  10800
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Michael Baxter
              -----------------------------------------------
 Title:       President
              -----------------------------------------------
 Phone:       310-689-1700
              -----------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Michael Baxter            Los Angeles, CA             11-14-2006
------------------------------   ---------------------   -----------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one):

 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:                     0
                                               ---------------------

 Form 13F Information Table Entry Total:               101
                                               ---------------------

 Form 13F Information Table Value Total:             523,538
                                               ---------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

       ISSUER
ACCREDITED HOME
LENDRS HLDG CO CMN                 COM     00437P107       930,000     25,850   SH             Defined        25,850


ADVANCED MICRO DEVICES INC.        COM     007903107     2,485,000      1,000   SH      CALL   Defined         1,000


ALLIED WORLD ASSURANCE COMPANY
HOLDINGS, LTD                      COM     G0219G203     1,616,000    40,000    SH             Defined        40,000


AMERICAN ITALIAN PASTA CO          COM     027070101     4,405,000    566,200   SH             Defined       566,200


ANHEUSER BUSCH COS INC.            COM     035229103     3,088,000     65,000   SH             Defined        65,000


APPLE COMPUTER INC.                COM     037833100    10,769,502      1,399   SH      CALL   Defined         1,399


APPLE COMPUTER INC.                COM     037833100     8,968,170      1,165   SH       PUT   Defined         1,165


ATHEROS COMMUNICATIONS INC         COM     04743P108     1,246,000     68,728   SH             Defined        68,728


ATLAS AIR WORLDWIDE HOLDINGS       COM     049164205     1,759,000     40,400   SH             Defined        40,400


AVIS BUDGET GROUP INC              COM     053774105     3,109,000     17,000   SH             Defined        17,000


BEAZER HOMES USA, INC.             COM     07556Q105     1,952,000        500   SH       PUT   Defined           500


BEST BUY CO. INC.                  COM     086516101     4,356,000      1,000   SH      CALL   Defined         1,000


BISYS GROUP INC                    COM     055472104     3,613,000    332,700   SH             Defined       332,700


BLOCKBUSTER INC                    COM     093679108     2,378,000    619,100   SH             Defined       619,100


BOWATER INC                        COM     102183100     5,793,000    281,597   SH             Defined       281,597

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

BRIGHTPOINT INC                    COM     109473405     2,972,000    209,029   SH             Defined       209,029


BROADWING CORP                     COM     11161E101     3,175,000    251,600   SH             Defined       251,600


CA INC                             COM     12673P105     5,081,000    214,500   SH             Defined       214,500


CANO PETROLEUM INC                 COM     137801106     1,037,000    256,700   SH             Defined       256,700


CHEMED CORP                        COM     16359R103     5,484,000    170,000   SH             Defined       170,000


CHENIERE ENERGY INC                COM     16411R208       214,000     10,200   SH             Defined        10,200


CLEVELAND CLIFFS,INC
(HLDG CO)                          COM     185896107     1,524,000     40,000   SH             Defined        40,000


COACH INC                          COM     189754104     1,796,000     52,200   SH             Defined        52,200


COMCAST CORPORATION                COM     20030N200     6,821,000    185,291   SH             Defined       185,291


COMPUWARE CORP.                    COM     205638109     3,122,000    400,778   SH             Defined       400,778


CROCS, INC.                        COM     227046109     5,911,000    174,129   SH             Defined       174,129


CRYPTOLOGIC INC                    COM     228906103     2,644,000    120,000   SH             Defined       120,000


DIAMOND OFFSHORE
DRILLING INC                       COM     25271C102     4,255,000     58,000   SH             Defined        58,000


DOLLAR THRIFTY AUTOMOTIVE GRP      COM     256743105     3,214,000     72,100   SH             Defined        72,100


DOW CHEMICAL CO                    COM     260543103     5,652,000    145,000   SH             Defined       145,000


ECLIPSYS CORP                      COM     278856109     1,970,000    110,000   SH             Defined       110,000

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION
DEVICES INC                        COM     292659109     1,108,000     29,905   SH             Defined        29,905


ENERGY CONVERSION
DEVICES INC.                       COM     292659109     1,852,000        500   SH      CALL   Defined           500


ENSCO INTERNATIONAL INC            COM     26874Q100     4,384,000    100,000   SH             Defined       100,000


EXPEDIA INC                        COM     30212P105     1,541,000     98,256   SH             Defined        98,256


FILENET CORP                       COM     316869106     3,483,000    100,000   SH             Defined       100,000


GARMIN LTD.                        COM     G37260109     6,829,200      1,400   SH      CALL   Defined         1,400


GENESIS HEALTHCARE CORP            COM     37184D101     4,410,000     92,600   SH             Defined        92,600


GOLDMAN SACHS GROUP INC.           COM     38141G104    16,917,000      1,000   SH      CALL   Defined         1,000


GOLDMAN SACHS GROUP INC.           COM     38141G104    23,683,800      1,400   SH       PUT   Defined         1,400


GOOGLE, INC.                       COM     38259P508    10,047,500        250   SH      CALL   Defined           250


GOOGLE, INC.                       COM     38259P508     1,668,000      4,152   SH             Defined         4,152


GUESS ? INC.                       COM     401617105     4,853,000      1,000   SH       PUT   Defined         1,000


HARLEY DAVIDSON INC.               COM     412822108     9,412,500      1,500   SH       PUT   Defined         1,500


INPUT/OUTPUT INC                   COM     457652105     1,499,000    151,000   SH             Defined       151,000


IPC HOLDINGS LTD                   COM     G4933P101     3,802,000    125,000   SH             Defined       125,000


IROBOT CORPORATION                 COM     462726100     2,007,000    100,000   SH             Defined       100,000


ISHARES RUSSELL 2000 INDEX FUND    COM     464287655    10,800,000      1,500   SH      CALL   Defined         1,500

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES RUSSELL 2000 INDEX FUND    COM     464287655    21,600,000      3,000   SH       PUT   Defined         3,000


KB HOME                            COM     48666K109     4,380,000      1,000   SH      CALL   Defined         1,000


KB HOME                            COM     48666K109       612,000     13,955   SH             Defined        13,955


LEAP WIRELESS INTL INC             COM     521863308     1,632,000     33,678   SH             Defined        33,678


LONE STAR TECHNOLOGIES INC         COM     542312103     3,531,000     73,000   SH             Defined        73,000


MAIR HOLDINGS INC                  COM     560635104     2,108,000    369,100   SH             Defined       369,100


MARSH & MCLENNAN CO INC            COM     571748102     5,629,000    200,000   SH             Defined       200,000


MASSEY ENERGY CORP                 COM     576206106     2,701,000    129,000   SH             Defined       129,000


MCDATA CORP                        COM     580031201     2,033,000    403,900   SH             Defined       403,900


MIRANT CORPORATION                 COM     60467R100         4,301    157,500   SH             Defined       157,500


MITTAL STEEL COMPANY
N.V. CL A N Y REGISTRY
SH                                 COM     60684P101     6,079,000    175,000   SH             Defined       175,000


MOLINA HEALTHCARE INC              COM     60855R100     3,525,000     99,700   SH             Defined        99,700


NAVTEQ CORPORATION CMN             COM     63936L100     6,919,000    265,000   SH             Defined       265,000


NEWS CORPORATION, INC.             COM     65248E203     1,549,000     75,000   SH             Defined        75,000


NVIDIA CORP.                       COM     67066G104     4,438,500      1,500   SH       PUT   Defined         1,500


OWENS-ILLINOIS INC                 COM     690768403       771,000     50,000   SH             Defined        50,000


PALM INC                           COM     696643105     4,368,000      3,000   SH      CALL   Defined         3,000

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

PALM INC                           COM     696643105     2,912,000    200,000   SH             Defined       200,000


PEABODY ENERGY CORP                COM     704549104     6,469,000    175,900   SH             Defined       175,900


PETCO ANIMAL SUPPLIES INC          COM     716016209     2,918,000    101,900   SH             Defined       101,900


PHOTON DYNAMICS INC                COM     719364101     3,304,000    248,900   SH             Defined       248,900


PIONEER DRILLING CO.               COM     723655106       463,000     36,100   SH             Defined        36,100


QUALCOMM INC                       COM     747525103     6,270,000    172,500   SH             Defined       172,500


RACKABLE SYSTEMS, INC.             COM     750077109     2,737,000      1,000   SH      CALL   Defined         1,000


RACKABLE SYSTEMS, INC.             COM     750077109        82,000      3,000   SH             Defined         3,000


RAMBUS INC.                        COM     750917106     1,744,000      1,000   SH      CALL   Defined         1,000


RESEARCH IN MOTION                 COM     760975102    41,060,000      4,000   SH       PUT   Defined         4,000


RESEARCH IN MOTION                 COM     760975102     1,561,000     15,208   SH             Defined        15,208


SANDISK CORP                       COM     80004C101     1,208,000     22,558   SH             Defined        22,558


SANDISK CORP.                      COM     80004C101    13,385,000      2,500   SH       PUT   Defined         2,500


SANMINA-SCI CORP                   COM     800907107     5,830,000  1,558,775   SH             Defined     1,558,775


SAPPI LTD SPONS ADR
SPONSORED ADR                      COM     803069202     2,864,000    225,000   SH             Defined       225,000


SEAGATE TECHNOLOGY                 COM     G7945J104     5,430,000    235,200   SH             Defined       235,200


SMURFIT STONE
CONTAINER CORP                     COM     832727101     3,000,000    267,827   SH             Defined       267,827

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL
CORPORATION                        COM     852061100     8,301,000     48,400   SH             Defined        48,400


STRYKER CORP.                      COM     863667101     8,678,250      1,750   SH       PUT   Defined         1,750


SUNOCO INC.                        COM     86764P109    12,438,000      2,000   SH      CALL   Defined         2,000


SUPERIOR INDS INTL INC             COM     868168105     1,021,000     60,800   SH             Defined        60,800


SYMANTEC CORP                      COM     871503108    12,319,000    578,904   SH             Defined       578,904


THE NASDAQ STOCK
MARKET, INC.                       COM     631103108     3,827,000    126,572   SH             Defined       126,572


TIDEWATER INC                      COM     886423102     5,232,000    118,400   SH             Defined       118,400


UAL CORPORATION                    COM     902549807     4,393,000    165,300   SH             Defined       165,300


UNICA CORPORATION                  COM     904583101     3,497,000    339,500   SH             Defined       339,500


UNITED STATES STEEL CORP           COM     912909108    12,401,200      2,150   SH       PUT   Defined         2,150


UNITED STATES STEEL CORP           COM     912909108    17,304,000      3,000   SH      CALL   Defined         3,000


UNITED STATES STEEL CORP           COM     912909108     8,043,000    139,437   SH             Defined       139,437


US AIRWAYS GROUP INC               COM     90341W108     6,339,000    143,000   SH             Defined       143,000


VISTACARE INC                      COM     92839Y109     2,201,000    211,600   SH             Defined       211,600


VISTAPRINT LIMITED                 COM     G93762204     3,320,000    128,000   SH             Defined       128,000


WCI COMMUNITIES, INC.              COM     92923C104     2,940,000    168,600   SH             Defined       168,600


WEBSENSE INC                       COM     947684106     3,026,000    140,000   SH             Defined       140,000

           COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4                 COLUMN 5        COLUMN 6            COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE                                                                         ----------------
                                    OF                                SHRS OR      SH/    PUT/  INVESTMENT
        NAME OF ISSUER             CLASS      CUSIP      VALUE        PRN AMT      PRN    CALL  DISCRETION  SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
WELLCARE HEALTH PLANS INC          COM     94946T106     4,650,000     82,100   SH             Defined        82,100


WELLS FARGO & CO.                  COM     949746101    10,854,000      3,000   SH       PUT   Defined         3,000